Note 37 - Group Entities	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of subsidiaries [text block]
37	Group entities

	Functional currency	Country of incorporation	Legal shareholding		Intercompany balances with holding company
			2020	2019	2020	2019
Caledonia Holdings Zimbabwe (Private) Limited	$	Zimbabwe	100	100	-	-
Caledonia Mining Services (Private) Limited	$	Zimbabwe	100	100	-	-
Fintona Investments Proprietary Limited	ZAR	South Africa	100	100	(14,859)	(14,859)
Caledonia Mining South Africa Proprietary Limited	ZAR	South Africa	100	100	612	1,750
Greenstone Management Services Holdings Limited	$	United Kingdom	100	100	20,818	14,902
Blanket Mine (1983) (Private) Limited (2)	$	Zimbabwe	64	49	(3,980)	(400)
Blanket Employee Trust Services (Private) Limited (BETS) (1)	$	Zimbabwe	-	-	-	-

(
1
)
BETS and the Community Trust are consolidated as structured entities.
(
2
)
Refer to note
6
for the effective shareholding. NCI has a
13.2%
(
2019:
16.2%,
2018:
16.2%
) interest in cash flows of Blanket only.